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August 20, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust (the “Registrant”)
File No. 333-103714

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated August 7, 2015, to the prospectus dated April 30, 2015, with respect to the Registrant.  The purpose of this filing is to submit the 497(e) filing dated August 7, 2015 in XBRL for the Registrant.

Please contact the undersigned at 303-623-2577 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer T. Welsh
Jennifer T. Welsh
Secretary